Summary of significant accounting policies	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Text Block]
NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
(a) Basis of presentation: The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (GAAP).  Where necessary, comparative figures have been reclassified to conform to changes in presentation in the current year.
(b) Principles of consolidation: The accompanying consolidated financial statements include the accounts of Navios Acquisition, a Marshall Islands corporation, and its majority owned subsidiaries. All significant intercompany balances and transactions have been eliminated in the consolidated statements.
     The Company also consolidates entities that are determined to be variable interest entities as defined in the accounting guidance, if it determines that it is the primary beneficiary. A variable interest entity is defined as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.
(c) Subsidiaries: Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights and/or otherwise has power to govern the financial and operating policies. The acquisition method of accounting is used to account for the acquisition of subsidiaries if deemed to be a business combination. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill.
As of December 31, 2011, Navios Acquisition's subsidiaries included in these consolidated financial statements are:
Navios Maritime Acquisition Corporation and		Country of	Statement of operations
Subsidiaries:	Nature	Incorporation	2011	2010	2009
Company Name
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	Marshall Is.	1/1 - 12/31	5/28 - 12/31	—
Amorgos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	5/28 - 12/31	—
Andros Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	5/28 - 12/31	—
Antikithira Shipping Corporation	Vessel Owning Company	Marshall Is.	6/7 - 12/31	—	—
Antiparos Shipping Corporation (1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	5/28 - 12/31	—
Amindra Shipping Co.	Sub-Holding Company	Marshall Is.	4/28- 12/31	—	—
Crete Shipping Corporation (1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	5/28 - 12/31	—
Folegandros Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	10/26 -12/31	—
Ikaria Shipping Corporation (1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	5/28 - 12/31	—
Ios Shipping Corporation	Vessel Owning Company	Cayman Is.	1/1 - 12/31	5/28 - 12/31	—
Kithira Shipping Corporation	Vessel Owning Company	Marshall Is.	6/7 - 12/31	—	—
Kos Shipping Corporation (1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	5/28 - 12/31	—
Mytilene Shipping Corporation (1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	5/28 - 12/31	—
Navios Maritime Acquisition Corporation	Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Acquisition Finance (U.S.) Inc.	Co-Issuer	Delaware	1/1 - 12/31	10/05-12/31	—
Rhodes Shipping Corporation (1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	5/28 - 12/31	—
Serifos Shipping Corporation (1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	10/26-12/31	—
Shinyo Dream Limited	Vessel Owning Company	Hong Kong	1/1 - 12/31	9/10-12/31	—
Shinyo Kannika Limited	Vessel Owning Company	Hong Kong	1/1 - 12/31	9/10-12/31	—
Shinyo Kieran Limited	Vessel Owning Company	British Virgin Is.	1/1 - 12/31	9/10-12/31	—
Shinyo Loyalty Limited	Vessel Owning Company	Hong Kong	1/1 - 12/31	9/10-12/31	—
Shinyo Navigator Limited	Vessel Owning Company	Hong Kong	1/1 - 12/31	9/10-12/31	—
Shinyo Ocean Limited	Vessel Owning Company	Hong Kong	1/1 - 12/31	9/10-12/31	—
Shinyo Saowalak Limited	Vessel Owning Company	British Virgin Is.	1/1 - 12/31	9/10-12/31	—
Sifnos Shipping Corporation (1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	5/28 - 12/31	—
Skiathos Shipping Corporation (1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	5/28 - 12/31	—
Skopelos Shipping Corporation	Vessel Owning Company	Cayman Is.	1/1 - 12/31	5/28 - 12/31	—
Syros Shipping Corporation (1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	5/28 - 12/31	—
Thera Shipping Corporation (1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	5/28 -12/31	—
Tinos Shipping Corporation (1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	5/28 -12/31	—
Oinousses Shipping Corporation (1)	Vessel Owning Company	Marshall Is.	10/5 - 12/31	—	—
Psara Shipping Corporation (1)	Vessel Owning Company	Marshall Is.	10/5 - 12/31	—	—
Antipsara Shipping Corporation (1)	Vessel Owning Company	Marshall Is.	10/5 - 12/31	—	—

(1)	Each company has the rights over a shipbuilding contract of a tanker vessel.
(d) Use of estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to uncompleted voyages, future drydock dates, the selection of useful lives for tangible assets, expected future cash flows from long-lived assets to support impairment tests, provisions necessary for accounts receivables, provisions for legal disputes and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.
(e) Cash and Cash equivalents: Cash and cash equivalents consist of cash on hand, deposits held on call with banks, and other short-term liquid investments with original maturities of three months or less.
(f) Restricted Cash: Restricted cash consists of cash totaling $29,491 and $33,261 as of December 31, 2011 and 2010 respectively, restricted to pay future installments for vessel deposits in accordance with Navios Acquisition's new build program. Also in restricted cash is an amount of $2,723 for 2011 and $538 for 2010 held in retention account in order to service debt and interest payments, as required by certain of Navios Acquisition's credit facilities.
(g) Accounts Receivable, net: The amount shown as accounts receivable, net at each balance sheet date includes receivables from charterers for hire, freight and demurrage billings, net of a provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts.
(h) Vessels, net: Vessels are stated at historical cost, which consists of the contract price, delivery and acquisition expenses and capitalized interest costs while under construction.  Vessels acquired in an asset acquisition or in a business combination are recorded at fair value. Subsequent expenditures for major improvements and upgrading are capitalized, provided they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Expenditures for routine maintenance and repairs are expensed as incurred.
Depreciation is computed using the straight line method over the useful life of the vessels, after considering the estimated residual value. Management estimates the residual values of its tanker vessels based on a scrap value of $285 per lightweight ton, as it believes this level is common in the shipping industry. Management estimates the useful life of our vessels to be 25 years from the vessel's original construction. However, when regulations place limitations over the ability of a vessel to trade on a worldwide basis, its useful life is re-estimated to end at the date such regulations become effective.
(i)Deposits for vessels acquisitions: This represents amounts paid by the Company in accordance with the terms of the purchase agreements for the construction of long-lived fixed assets. Interest costs incurred during the construction (until the asset is substantially complete and ready for its intended use) are capitalized. Capitalized interest included in deposits for vessels acquisitions amounted to $11,449 and $3,259 for the year ended December 31, 2011 and 2010, respectively.
(j) Impairment of long-lived assets: Vessels, other fixed assets and other long lived assets held and used by Navios Acquisition are reviewed periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount of a particular asset may not be fully recoverable. Navios Acquisition's management evaluates the carrying amounts and periods over which long-lived assets are depreciated to determine if events or changes in circumstances have occurred that would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, certain indicators of potential impairment, are reviewed such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions.
           Undiscounted projected net operating cash flows are determined for each asset group and compared to the vessel carrying value and related carrying value of the intangible with respect to the time charter agreement attached to that vessel or the carrying value of deposits for new buildings.  Within the shipping industry, vessels are customarily bought and sold with a charter attached. The value of the charter may be favorable or unfavorable when comparing the charter rate to then current market rates. The loss recognized either on impairment (or on disposition) will reflect the excess of carrying value over fair value (selling price) for the vessel asset group.
        During the fourth quarter of fiscal 2011, management concluded that events occurred and circumstances had changed, which indicated the potential impairment of Navios Acquisition's long-lived assets may exist. These indicators included continued deterioration in the spot market, and the related, impact of the current tanker sector has on management's expectation for future revenues. As a result, an impairment assessment of long-lived assets was performed.

       The Company determined undiscounted projected net operating cash flows for each vessel and deposits for buildings and compared it to the vessel's carrying value together with the carrying value of the related intangible. The significant factors and assumptions used in the undiscounted projected net operating cash flow analysis included: determining the projected net operating cash flows by considering the charter revenues from existing time charters for the fixed fleet days (Company's remaining charter agreement rates) and an estimated daily time charter equivalent for the unfixed days (based on a combination of the Company's remaining charter agreement rates and the 10-year average historical one year time charter rates) over the remaining economic life of each vessel, net of brokerage and address commissions, excluding days of scheduled off-hires, management fees fixed until May 2012 and thereafter assuming an annual increase of 3.0% and utilization rate of 98.6% based on the fleets historical performance.

For the deposits for new build vessels, the net cash flows also included the future cash out flows to make vessel ready for use, all remaining progress payments to shipyards and other pre-delivery expenses (e.g. capitalized interest).  Accordingly, no impairment charge was recorded.
The assessment concluded that step two of the impairment analysis was not required and no impairment of vessels and the intangible assets existed as of December 31, 2011, as the undiscounted projected net operating cash flows exceeded the carrying value.
     In the event that impairment would occur, the fair value of the related asset would be determined and a charge would be recorded to operations calculated by comparing the asset's carrying value to its fair value. Fair value is estimated primarily through the use of third-party valuations performed on an individual vessel basis.
       Although management believes the underlying assumptions supporting this assessment are reasonable, if charter rate trends and the length of the current market downturn, vary significantly from our forecasts, management may be required to perform step two of the impairment analysis in the future that could expose Navios Acquisition to material impairment charges in the future.

      No impairment loss was recognized for any of the periods presented.
(k) Deferred Financing Costs: Deferred financing costs include fees, commissions and legal expenses associated with obtaining loan facilities. These costs are amortized over the life of the related debt using the effective interest rate method, and are included in interest expense. Amortization of deferred financing cost, interest expense and write-offs for each of the years ended December 31, 2011, 2010 and 2009 were $3,188, $3,456 and $0, respectively.
(l) Goodwill: Goodwill acquired in a business combination is not to be amortized.  Goodwill is tested for impairment at the reporting unit level at least annually and written down with a charge to operations if the carrying amount exceeds the estimated implied fair value.
The Company will evaluate impairment of goodwill using a two-step process. First, the aggregate fair value of the reporting unit is compared to its carrying amount, including goodwill. The Company determines the fair value of the reporting unit based on a combination of discounted cash flow analysis and an industry market multiple.
If the fair value exceeds the carrying amount, no impairment exists. If the carrying amount of the reporting unit exceeds the fair value, then the Company must perform the second step in order to determine the implied fair value of the reporting unit's goodwill and compare it with its carrying amount. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit to all the assets and liabilities of that unit, as if the unit had been acquired in a business combination and the fair value of the unit was the purchase price. If the carrying amount of the goodwill exceeds the implied fair value, then goodwill impairment is recognized by writing the goodwill down to its implied fair value.
Navios Acquisition has one reporting unit. No impairment loss was recognized for any of the periods presented.
(m) Intangibles other than goodwill: Navios Acquisition's intangible assets and liabilities consist of favorable lease terms and unfavorable lease terms. When intangible assets or liabilities associated with the acquisition of a vessel are identified, they are recorded at fair value. Fair value is determined by reference to market data and the discounted amount of expected future cash flows. Where charter rates are higher than market charter rates, an asset is recorded, being the difference between the acquired charter rate and the market charter rate for an equivalent vessel. Where charter rates are less than market charter rates, a liability is recorded, being the difference between the assumed charter rate and the market charter rate for an equivalent vessel. The determination of the fair value of acquired assets and assumed liabilities requires us to make significant assumptions and estimates of many variables including market charter rates, expected future charter rates, the level of utilization of its vessels and its weighted average cost of capital. The use of different assumptions could result in a material change in the fair value of these items, which could have a material impact on Navios Acquisition's financial position and results of operations.

The amortizable value of favorable and unfavorable leases is amortized over the remaining life of the lease term and the amortization expense is included in the statement of income in the depreciation and amortization line item. The amortizable value of favorable leases would be considered impaired if their fair market values could not be recovered from the future undiscounted cash flows associated with the asset. Vessel purchase options that have not been exercised, which are included in favorable lease terms, are not amortized and would be considered impaired if the carrying value of an option, when added to the option price of the vessel, exceeded the fair value of the vessel. If the purchase option is exercised the portion of this asset will be capitalized as part of the cost of the vessel and will be depreciated over the remaining useful life of the vessel.
Management, after considering various indicators performed impairment test which included intangible assets as described in paragraph (j) above. As of December 31, 2011, there was no impairment of intangible assets.
(n) Deferred Drydock and Special Survey Costs: Navios Acquisition's vessels are subject to regularly scheduled drydocking and special surveys which are carried out every 30 or 60 months to coincide with the renewal of the related certificates issued by the classification societies, unless a further extension is obtained in rare cases and under certain conditions. The costs of drydocking and special surveys is deferred and amortized over the above periods or to the next drydocking or special survey date if such has been determined. Unamortized drydocking or special survey costs of vessels sold are written off to income in the year the vessel is sold.
  Costs capitalized as part of the drydocking or special survey consist principally of the actual costs incurred at the yard, spare parts, paints, lubricants and services incurred solely during the drydocking or special survey period. For each of the years ended December 31, 2011, 2010 and 2009, the amortization expense was $633, $0 and $0, respectively. Accumulated amortization as of December 31, 2011 amounted to $633.
(o) Foreign currency translation: Navios Acquisition's functional and reporting currency is the U.S. dollar. Navios Acquisition engages in worldwide commerce with a variety of entities. Although, its operations may expose it to certain levels of foreign currency risk, its transactions are predominantly U.S. dollar denominated. Additionally, Navios Acquisition's wholly owned vessel subsidiaries transacted a nominal amount of their operations in Euros; however, all of the subsidiaries' primary cash flows are U.S. dollar-denominated. Transactions in currencies other than the functional currency are translated at the exchange rate in effect at the date of each transaction. Differences in exchange rates during the period between the date a transaction denominated in a foreign currency is consummated and the date on which it is either settled or translated, are recognized in the statement of operations.
(p) Provisions: Navios Acquisition, in the ordinary course of its business, is subject to various claims, suits and complaints. Management, in consultation with internal and external advisors, will provide for a contingent loss in the financial statements if the contingency had been incurred at the date of the financial statements and the amount of the loss was probable and can be reasonably estimated. If Navios Acquisition has determined that the reasonable estimate of the loss is a range and there is no best estimate within the range, Navios Acquisition will provide the lower amount of the range. Navios Acquisition, through the Management Agreement with the Manager, participates in Protection and Indemnity (P&I) insurance coverage plans provided by mutual insurance societies known as P&I clubs. Services such as the ones described above are provided by the Manager under the management agreement dated May 28, 2010, and included as part of the daily fee of $6.0 for each MR2 Product tanker and chemical tanker vessel, $7.0 per owned LR1 product tanker vessel and $10.0 per owned VLCC vessel.
(q) Segment Reporting: Navios Acquisition reports financial information and evaluates its operations by charter revenues and not by the length of ship employment for its customers. Navios Acquisition does not use discrete financial information to evaluate operating results for each type of charter. Management does not identify expenses, profitability or other financial information by charter type. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus Navios Acquisition has determined that it operates under one reportable segment.
(r) Revenue and Expense Recognition:
Revenue Recognition: Revenue is recorded when services are rendered, under a signed charter agreement or other evidence of an arrangement, the price is fixed or determinable, and collection is reasonably assured. Revenue is generated from the voyage charter and the time charter of vessels.
Voyage revenues for the transportation of cargo are recognized ratably over the estimated relative transit time of each voyage. Voyage expenses are recognized as incurred. A voyage is deemed to commence when a vessel is available for loading and is deemed to end upon the completion of the discharge of the current cargo. Estimated losses on voyages are provided for in full at the time such losses become evident. Under a voyage charter, a vessel is provided for the transportation of specific goods between specific ports in return for payment of an agreed upon freight per ton of cargo.
Revenues from time chartering of vessels are accounted for as operating leases and are thus recognized on a straight-line basis as the average revenue over the rental periods of such charter agreements, as service is performed. A time charter involves placing a vessel at the charterers' disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Under time charters, operating costs such as for crews, maintenance and insurance are typically paid by the owner of the vessel.
Profit-sharing revenues are calculated at an agreed percentage of the excess of the charterer's average daily income (calculated on a quarterly or half-yearly basis) over an agreed amount and accounted for on an accrual basis based on provisional amounts and for those contracts that provisional accruals cannot be made due to the nature of the profit share elements, these are accounted for on the actual cash settlement.
Revenues are recorded net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter or freight rate. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue.

Time Charter and Voyage Expenses:  Time charter and voyage expenses comprise all expenses related to each particular voyage, including time charter hire paid and bunkers, port charges, canal tolls, cargo handling, agency fees and brokerage commissions. Time charter expenses are expensed over the period of the time charter and voyage expenses are recognized as incurred.
Direct Vessel Expense: Direct vessel expenses are provided to Navios Acquisition by the Manager through the management agreement discussed in the paragraph below. Direct vessel expenses consist of all expenses relating to the operation of vessels, including crewing, repairs and maintenance, insurance, stores and lubricants and miscellaneous expenses such as communications and amortization of drydock and special survey costs.
Management fees: Pursuant to a Management Agreement dated May 28, 2010, the Manager provides, for five years from the closing of the Company's initial vessel acquisition, commercial and technical management services to Navios Acquisition's vessels for a daily fee of $6.0 per owned MR2 product tanker and chemical tanker vessel, $7.0 per owned LR1 product tanker vessel, and $10.0 per owned VLCC vessel, for the first two years with the fixed daily fees adjusted for the remainder of the term based on then-current market fees. This daily fee covers all of the vessels' operating expenses, other than certain extraordinary fees and costs. During the remaining three years of the term of the Management Agreement, Navios Acquisition expects it will reimburse Navios Holdings for all of the actual operating costs and expenses it incurs in connection with the management of its fleet. Actual operating costs and expenses will be determined in a manner consistent with how the initial fixed fees were determined. Drydocking expenses are fixed under this agreement for up to $300 per vessel, for MR2 and LR1 product tankers, and will be reimbursed at cost for VLCC vessels.
General and administrative expenses: On May 28, 2010, Navios Acquisition entered into an administrative services agreement with Navios Holdings, expiring on May 28, 2015, pursuant to which a subsidiary of Navios Holdings provides certain administrative management services to Navios Acquisition which include: rent, bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services.
Deferred Revenue: Deferred revenue primarily relates to cash received from charterers prior to it being earned. These amounts are recognized as revenue over the voyage or charter period.
Prepaid Expense: Prepaid expenses relate primarily to cash paid in advance for expenses associated with voyages. These amounts are recognized as expense over the voyage or charter period.
(s) Financial Instruments: Financial instruments carried on the balance sheet include trade receivables and payables, other receivables and other liabilities and long-term debt. The particular recognition methods applicable to each class of financial instrument are disclosed in the applicable significant policy description of each item, or included below as applicable.
Financial risk management: Navios Acquisition's activities expose it to a variety of financial risks including fluctuations in future freight rates, time charter hire rates, and fuel prices, credit and interest rate risk. Risk management is carried out under policies approved by executive management. Guidelines are established for overall risk management, as well as specific areas of operations.
Credit risk: Navios Acquisition closely monitors its exposure to customers and counterparties for credit risk. Navios Acquisition has entered into the Management Agreement with the Manager, pursuant to which the Manager agreed to provide commercial and technical management services to Navios Acquisition. When negotiating on behalf of Navios Acquisition various employment contracts, the Manager has policies in place to ensure that it trades with customers and counterparties with an appropriate credit history.
For the year ended December 31, 2011, Navios Acquisition's customers representing 10% or more of total revenue were, Dalian Ocean Shipping Co., Blue light Chartering Inc and Jacob Tank Chartering GMBH &CO. KG., which accounted for 43.9%, 11.5% and 11.3%, respectively. For the year ended December 31, 2010, Jacob Tank Chartering GMBH & CO. KG, SK Shipping Company Ltd, DOSCO, Formosa Petrochemical Corporation, Blue Light Chartering Inc and Navig8 Chemicals Shipping and Trading Co. accounted for 42.5%, 18.6%, 12.9%, 12.9% and 10.9%, respectively, of Navios Acquisition's revenue. There were no customers in the corresponding 2009 period as the Company was in the development stage. No other customers accounted 10% or more o total revenue for any of the years presented.
Foreign exchange risk: Foreign currency transactions are translated into the measurement currency rates prevailing at the dates of transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statement of operations.
(t) (Loss)/ Earnings per Share: Basic (loss)/ earnings per share is computed by dividing net (loss)/income attributable to Navios Acquisition's common shareholders by the weighted average number of common shares outstanding during the periods presented. Diluted earnings per share reflect the potential dilution that would occur if securities or other contracts to issue common stock were exercised. Dilution has been computed by the treasury stock method whereby all of the Company's dilutive securities (the warrants and preferred shares) are assumed to be exercised and the proceeds used to repurchase shares of common stock at the weighted average market price of the Company's common stock during the relevant periods. Convertible shares are included in the diluted earnings/ (loss) per share, based on the weighted average number of convertible shares assumed to be outstanding during the period.  The incremental shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) shall be included in the denominator of the diluted earnings per share computation.
Net loss for the year ended December 31, 2011 was adjusted for the purpose of the earnings per share calculation, for the dividends on the Series B Convertible Preferred Stock and further adjusted for the undistributed net loss allocated to the Series C Convertible Preferred Stock.  Net Loss for the year ended December 31, 2010 was adjusted for the purposes of earnings per share calculation, to reflect the inducement of the Warrant Exercise Program discussed in Note 19.
(u) Dividends: Dividends are recorded in the Company's financial statements in the period in which they are declared.
(v) Recent Accounting Pronouncements:
Fair Value Disclosures
     In January 2010, the Financial Accounting Standards Board ("FASB") issued amended standards requiring additional fair value disclosures. The amended standards require disclosures of transfers in and out of Levels 1 and 2 of the fair value hierarchy, as well as requiring gross basis disclosures for purchases, sales, issuances and settlements within the Level 3 reconciliation. Additionally, the update clarifies the requirement to determine the level of disaggregation for fair value measurement disclosures and to disclose valuation techniques and inputs used for both recurring and nonrecurring fair value measurements in either Level 2 or Level 3. Navios Acquisition adopted the new guidance in the first quarter of fiscal 2010, except for the disclosures related to purchases, sales, issuance and settlements, which is effective for Navios Acquisition beginning in the first quarter of fiscal 2011. The adoption of the new standards did not have a significant impact on Navios Acquisition's consolidated financial statements.
Supplementary Pro Forma Information for Business Combinations
     In December 2010, the FASB issued an amendment of the Accounting Standards Codification regarding Business Combinations. This amendment affects any public entity as defined by Topic 805 that enters into business combinations that are material on an individual or aggregate basis. The amendments specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments in this Update also expand the supplemental pro forma disclosures under Topic 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments are effective for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. Navios Acquisition adopted these new requirements in fiscal 2011 and the adoption did not have a significant impact on Navios Acquisition's consolidated financial statements.
Presentation of Comprehensive Income
   In June 2011, the FASB issued an update in the presentation of comprehensive income. According to the update an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The statement of other comprehensive income should immediately follow the statement of net income and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. On December 23, 2011 the FASB issued an amendment to the new standard on Comprehensive income to defer the requirement to measure and present reclassification adjustments form accumulated other comprehensive income to net income by income statement line item is net income and also in other comprehensive income. The amendments in this update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted, because compliance with the amendments is already permitted. The amendments do not require any transition disclosures. The adoption of the new amendments did not have a significant impact on Navios Acquisition's consolidated financial statements.  There were no items of other comprehensive income arising in any of the periods presented.
Goodwill Impairment guidance
     In September 2011, the FASB issued an update to simplify how public entities, test goodwill for impairment. The amendments in the update permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount on a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted including for annual and interim impairment tests performed as of a date before September 15, 2011, if an entity's financial statements for the most recent annual or interim period have not yet been issued. The adoption of the new amendments is not expected to have a significant impact on Navios Acquisition's consolidated financial statements.